STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Issuance of shares, issuance costs	$ 660
Currency translation adjustments, net		1,489
Accumulated unrealized gain from hedging activities, net		75
Accumulated unrealized loss from available-for-sale securities, net		(20)
Accumulated other comprehensive income, net	$ 867	$ 1,544